SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Foreign Currency Translation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Translation [Abstract]
Period end USD: RMB exchange rate	6.3726	6.5250	6.9618
Average USD: RMB exchange rate	6.4508	6.9042	6.9081